Condensed Consolidated Interim Statements of Financial Position	Sep. 30, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 1,932,519
Restricted cash	29,611
Other receivables	125,080
Prepaids	156,162
Total current assets	2,243,372
Non-current assets
Equipment	10,126
TOTAL ASSETS	2,253,498
Current liabilities
Accounts payable and accrued liabilities	858,558
Convertible note liability	48,281
Derivative warrant liabilities	149,184
TOTAL LIABILITIES	3,508,604
EQUITY
Share Capital	52,940,688
Accumulated Deficit	(54,498,339)
Warrant Reserve	42,528
Reserves	260,017
NET DEFICIT	(1,255,106)
TOTAL LIABILITIES AND NET DEFICIT	2,253,498
NCAC Sponsor
Current liabilities
Due to related party	1,252,864
Psyence Group Inc
Current liabilities
Due to related party	$ 1,199,717